Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total	$ 716,942	$ 675,738
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	100,000	100,000
Less deferred financing costs	(1,487)	(961)
Total	$ 98,513	$ 99,039